INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2024
Revenues and Long-Lived Assets by Geographical Area
The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2024	2023	2022
Revenues:
United States	$6,860,648	$6,540,646	$6,578,897
Canada	355,797	374,659	389,119
Latin America and the Caribbean	401,872	368,462	306,328

Total revenues	$7,618,317	$7,283,767	$7,274,344

Revenues are attributed to countries based on the location of the store from which the sale occurred. See Note 3 for our disaggregated revenues by major product line.

December 31,	2024	2023
Long-Lived Assets:
United States	$1,222,171	$1,150,736
Canada	155,897	167,314
Latin America and the Caribbean	21,474	19,201

Total long-lived assets	$1,399,542	$1,337,251